Earnings/(loss) per share	12 Months Ended
Dec. 31, 2022
Earnings/(loss) per share
Earnings/(loss) per share

19. Earnings/(loss) per share

The following table sets forth the computation of basic earnings/(loss) per share for the years ended December 31, 2020, 2021 and 2022:

	For the years ended December 31,
	2020		2021		2022
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
Earnings/(loss) per share – basic:
Numerator:
Allocation of net income/(loss) attributable to Qudian Inc. for basic computation	718,824,602	239,994,059	441,499,980	147,574,098	(268,552,622)	(38,936,470)	(93,411,501)	(13,543,395)
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding – basic	190.17	63.49	189.95	63.49	182.53	182.53	63.49	63.49
Denominator used for basic earnings per share	190.17	63.49	189.95	63.49	182.53	182.53	63.49	63.49
Earnings/(loss) per share – basic	3.78	3.78	2.32	2.32	(1.47)	(0.21)	(1.47)	(0.21)

19. Earnings/(Loss) per share - continued

The following table sets forth the computation of diluted earnings/(loss) per share for the years ended December 31, 2020, 2021 and 2022:

	For the years ended December 31,
	2020		2021		2022
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
Earnings/(loss) per share – diluted:
Numerator:
Interest charges applicable to the Convertible Senior Notes	20,833,583	6,273,649	12,171,824	3,810,636	—	—	—	—
Allocation of net income/(loss) attributable to Qudian Inc. for diluted computation	736,911,399	221,907,262	448,623,440	140,450,638	(268,552,622)	(38,936,470)	(93,411,501)	(13,543,395)
Reallocation of net income/(loss) attributable to Qudian Inc. as a result of conversion of Class B to Class A shares	228,180,911	—	144,261,274	—	(93,411,501)	(13,543,395)	—	—
Allocation of net income/(loss) attributable to Qudian Inc	985,925,893	228,180,911	605,056,538	144,261,274	(361,964,123)	(52,479,865)	(93,411,501)	(13,543,395)
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding – basic	190.17	63.49	189.95	63.49	182.53	182.53	63.49	63.49
Conversion of Class B to Class A ordinary shares	63.49	—	63.49	—	63.49	63.49	—	—
Conversion of the Convertible Senior Notes to Class A ordinary share	20.67	—	12.85	—	—	—	—	—
Denominator used for diluted earnings per share	274.33	63.49	266.29	63.49	246.02	246.02	63.49	63.49
Earnings/(loss) per share – diluted	3.59	3.59	2.27	2.27	(1.47)	(0.21)	(1.47)	(0.21)

The following table sets forth the computation of basic and diluted earnings per ADS for the years ended December 31, 2020, 2021 and 2022:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	Class A	Class A	Class A	Class A
Earnings/(loss) per share – ADS:
Denominator used for earnings per ADS – basic	181.84	46.74	182.53	182.53
Denominator used for earnings per ADS – diluted	196.67	49.11	182.53	182.53
Earnings/(loss) per ADS – basic	3.78	2.32	(1.47)	(0.21)
Earnings/(loss) per ADS – diluted	3.59	2.27	(1.47)	(0.21)